Note 25 - Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss Sharing Obligations [Member]
Unpaid Principal Balance of Funded and Sold Loans Subject to Loss Sharing Obligations		$ 4,432,000
Loss Sharing Obligations [Member] | Other Liabilities [Member]
Loss Contingency Accrual, Ending Balance		$ 15,807	$ 15,194
Antirion SGR S.p.A and Colliers Italy [Member] | Forecast [Member]
Payments to Acquire Interest in Subsidiaries and Affiliates, Total	$ 364,436